GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Sep. 07, 2012 Merger Agreement	Dec. 27, 2013 Successor	Dec. 28, 2012 Successor	Sep. 07, 2012 Successor	Dec. 27, 2013 Successor Customer relationships Minimum	Dec. 27, 2013 Successor Customer relationships Maximum	Dec. 28, 2012 Predecessor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Dec. 31, 2010 Predecessor
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 467,385	$ 486,439	$ 486,439	$ 0			$ 344,478	$ 346,025	$ 344,478	$ 341,168
Finite lived intangible asset useful life					7 years	19 years